SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Notes to Financial Statements
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to May 31, 2020 to the date these financial statements were issued.

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. The spread of COVID-19 around the world in the first quarter of 2020 has caused significant volatility in the U.S. and international markets. The ultimate disruption which may be caused by the outbreak is uncertain; however, it may result in a material adverse impact on the Company’s financial position, operations and cash flows. It is too early to quantify the impact this situation will have on company revenue and profits at this time. Possible areas that may be affected include, but are not limited to, disruption to the Company’s customers and revenue, labor workforce, unavailability of supplies used in operations, etc. Accordingly, Management is evaluating the Company’s liquidity position, reduction in revenues, and reviewing the analysis of the Company’s financial performance as the Company seeks to withstand the uncertainty related to the coronavirus. As no large-crowd gathering has been allowed since the outbreak of COVID-19, the Company has not generated any revenue from the Ai Bian Quan Qiu performance matching platform. Consequently, the Company has decided to impair 80% of the intangible asset carrying value related to the Ai Bian Quan Qiu performance matching platform and its Wechat official account, given that it is uncertain whether this platform will continue generating any revenue. Due to the quarantine and continuous control imposed by the state and local governments in areas affected by COVID-19, merchant advertising events have been suspended for 7 months. The Company decided to shut down the Ai Bian Quan Qiu platform, which has created an adverse impact on the business and financial condition and hampered its ability to generate revenue and access sources of liquidity on reasonable terms.

On July 1, 2020, the Company’s CEO Chiyuan Deng acquired 9,000 shares of common stock at a price of $0.9389 per share.

Until July 7, 2020, $29,908 of the EMA Financial convertible note was converted to 231,500 shares of common stock at 55% of the lowest trading price in the 20 days prior to the conversion dates. As the conversion fee of $5,000 has deducted the converted note value and the additional MFN principal of $15,000 has been triggered when the conversion price is lower than $0.1, the remaining EMA Financial convertible note principal balance was $65,092.5.

Until July 7, 2020, $50,000 of the Peak One Investments, LLC convertible note was converted to 224,752 shares of common stock at 60% of the lowest trading price in the 20 days prior to the conversion dates. The remaining Peak One convertible note principal balance was $35,000.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to August 31, 2019 to the date these financial statements were issued.

On September 2, 2019, the Company paid off the balance of $153,600 to Aura Blocks Limited to acquire the movie copyright. On September 3, 2019, the Company collected the sales proceeds of $857,600 from selling the movie copyright. On September 24 and October 16, 2019, the Company collected $422,400 from Anyone Pictures Limited for the sales of the Videomix APP. Therefore, $1,280,000 receivable from sales of two intangible assets has been collected.

On September 4, 2019, the Company entered into another loan agreement to lend $1,049,600 at an annual interest rate of 10% to All In One Media Ltd, previously named as Aura Blocks Limited, for producing films and digital videos in Hong Kong. The term of note receivable is from September 4, 2019 to March 3, 2020.

Effective October 17, 2019, the Company has appointed Mr. Ho Fai Lam and Ms. Gigi Ruiyu Guan as members of Board of Directors. As non-employee directors, Mr. Lam and Ms. Guan will be entitled to participate in our Director Compensation Plan. Under Plan, independent directors will receive $1,000 for each meeting of the Board of Directors attended in person and $1,000 for each two meetings of the Board of Directors in which they participate by telephone or video conference. Additionally, they will receive an annual payment of (i) 2,000 shares of the Company’s common stock, par value $0.001, which shall be paid in quarterly grants of 500 shares, and (ii) an option to purchase 2,000 shares of the Company’s common stock, a quarter of which shall vest each quarter. This Plan is based on three-year term of office.